Short-term Investments (Tables)	12 Months Ended
Apr. 30, 2023
Current financial assets at fair value through other comprehensive income [abstract]
Schedule of Short-term Investments

	As at April 30, 2023	As at April 30, 2022
	($)	($)
Fair value, at the beginning of the year	51,787	30,045
Additions for the year	2,996	9,670
Disposals for the year	(16,551)	(4,170)
Fair value adjustment due to foreign exchange rate change for the year	1,742	(1,451)
Fair value adjustment due to share price change for the year	(1,634)	17,693
Fair value, at the end of the year	38,340	51,787